Schedule of Fair Value Assumption of Warrants (Details) - Warrant [Member]		12 Months Ended
	Sep. 24, 2021	Dec. 31, 2021	Dec. 31, 2020
Average risk-free interest rates		0.47%	0.30%
Average expected life (in years)		3 years	5 years
Volatility	197.00%	197.00%	305.00%